Eaton Vance
Floating-Rate & High Income Fund
July 31, 2023 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2023, the Fund owned 14.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 14.9% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2023 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio
(identified cost $937,134,387)	$ 847,161,757	84.0%
High Income Opportunities Portfolio
(identified cost $204,518,897)	164,556,079	16.3
Total Investments in Affiliated Portfolios (identified cost $1,141,653,284)	$1,011,717,836	100.3%
Total Investments (identified cost $1,141,653,284)	$1,011,717,836	100.3%
Other Assets, Less Liabilities	$ (3,058,869)	(0.3)%
Net Assets	$1,008,658,967	100.0%
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2023 and October 31, 2022, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.9%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.688%, (3 mo. SOFR + 3.36%), 7/20/31(1)(2)	$2,500	$ 2,448,937
Series 2018-1A, Class E, 11.588%, (3 mo. SOFR + 6.26%), 7/20/31(1)(2)	3,000	2,598,840
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.48%, (3 mo. SOFR + 7.17%), 1/15/32(1)(2)	5,000	4,355,955
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.517%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,064,399
Apidos CLO XX, Series 2015-20A, Class DR, 11.27%, (3 mo. SOFR + 5.96%), 7/16/31(1)(2)	2,375	2,103,623
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,730,363
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.607%, (3 mo. SOFR + 3.26%), 7/22/30(1)(2)	2,500	2,376,075
Series 2018-49A, Class E, 11.307%, (3 mo. SOFR + 5.96%), 7/22/30(1)(2)	3,500	3,076,346
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 8.221%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,481,965
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	4,000	3,490,436
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 8.188%, (3 mo. SOFR + 2.86%), 1/20/31(1)(2)	2,500	2,277,563
Series 2018-1A, Class C, 8.17%, (3 mo. SOFR + 2.86%), 4/15/31(1)(2)	3,500	3,101,273
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 8.307%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,417,395
Series 2018-1A, Class E, 10.957%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,466,966
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.538%, (3 mo. SOFR + 7.21%), 1/20/35(1)(2)	1,750	1,455,319
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 9.258%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,330,666
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.518%, (3 mo. SOFR + 3.19%), 4/20/31(1)(2)	5,000	4,705,760
Series 2018-5BA, Class D, 11.538%, (3 mo. SOFR + 6.21%), 4/20/31(1)(2)	3,500	3,027,132
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 11.188%, (3 mo. SOFR + 5.86%), 1/20/31(1)(2)	5,401	4,455,825
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 8.188%, (3 mo. SOFR + 2.86%), 4/20/31(1)(2)	1,500	1,382,654
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 12.27%, (3 mo. SOFR + 6.96%), 1/17/32(1)(2)	$2,250	$ 2,130,597
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.92%, (3 mo. SOFR + 6.61%), 7/15/32(1)(2)	1,750	1,631,326
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	961,456
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.42%, (3 mo. SOFR + 7.11%), 1/15/35(1)(2)	3,000	2,948,757
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.531%, (3 mo. SOFR + 3.16%), 4/30/31(1)(2)	2,500	2,437,807
Series 2018-1A, Class D, 11.281%, (3 mo. SOFR + 5.91%), 4/30/31(1)(2)	4,450	3,951,377
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.428%, (3 mo. SOFR + 7.10%), 4/20/34(1)(2)	1,000	922,302
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	3,000	2,857,119
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,812,652
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 12.209%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,359,433
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 13.096%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,952,112
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 8.421%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,332,087
Series 2016-3A, Class ER, 11.271%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,271,679
Series 2018-1A, Class D, 8.681%, (3 mo. SOFR + 3.31%), 7/30/30(1)(2)	2,500	2,163,600
Series 2018-1A, Class E, 11.581%, (3 mo. SOFR + 6.21%), 7/30/30(1)(2)	2,000	1,587,656
Bryant Park Funding, Ltd., Series 2023-20A, Class D, 11.354%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,507,630
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	4,875	4,228,736
Series 2016-1A, Class ER, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	4,000	3,412,540
Series 2016-2A, Class ER, 11.57%, (3 mo. SOFR + 6.26%), 10/15/31(1)(2)	4,500	3,773,871
Series 2017-1A, Class E, 11.82%, (3 mo. SOFR + 6.51%), 7/15/30(1)(2)	3,250	2,871,021

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2018-1A, Class D, 8.47%, (3 mo. SOFR + 3.16%), 7/15/31(1)(2)	$3,000	$ 2,908,497
Series 2018-1A, Class E, 11.32%, (3 mo. SOFR + 6.01%), 7/15/31(1)(2)	2,750	2,363,974
Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	1,500	1,396,545
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.431%, (3 mo. SOFR + 3.06%), 4/30/31(1)(2)	5,000	4,841,320
Series C17A, Class DR, 11.631%, (3 mo. SOFR + 6.26%), 4/30/31(1)(2)	3,500	3,106,390
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 9.073%, (3 mo. SOFR + 3.76%), 1/14/32(1)(2)	2,500	2,329,258
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	1,500	1,234,338
Series 2014-3RA, Class C, 8.569%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	879,782
Series 2014-3RA, Class D, 11.019%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,790,514
Series 2014-4RA, Class C, 8.47%, (3 mo. SOFR + 3.16%), 7/15/30(1)(2)	2,000	1,784,156
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	3,500	2,920,536
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.908%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,672,502
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 12.188%, (3 mo. SOFR + 6.86%), 7/20/34(1)(2)	1,000	956,628
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.858%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,706,241
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.42%, (3 mo. SOFR + 3.11%), 4/15/31(1)(2)	1,500	1,352,400
Series 2018-55A, Class E, 10.97%, (3 mo. SOFR + 5.66%), 4/15/31(1)(2)	2,000	1,743,292
Series 2022-112A, Class E, 12.866%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,993,804
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.17%, (3 mo. SOFR + 2.86%), 4/15/31(1)(2)	5,000	4,424,735
Series 2015-41A, Class ER, 10.87%, (3 mo. SOFR + 5.56%), 4/15/31(1)(2)	1,268	1,023,708
Series 2016-42A, Class DR, 8.50%, (3 mo. SOFR + 3.19%), 7/15/30(1)(2)	2,500	2,239,353
Series 2016-42A, Class ER, 11.12%, (3 mo. SOFR + 5.81%), 7/15/30(1)(2)	3,500	2,919,000
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,871,731
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.458%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,249,552
Security	Principal Amount (000's omitted)	Value
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	$1,750	$ 1,758,460
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	2,500	2,262,660
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 8.713%, (3 mo. SOFR + 3.36%), 10/25/31(1)(2)	2,500	2,440,535
Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	3,500	3,109,550
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.588%, (3 mo. SOFR + 6.26%), 1/20/31(1)(2)	2,500	2,198,245
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.888%, (3 mo. SOFR + 3.56%), 7/20/30(1)(2)	4,000	3,713,436
Series 2018-37A, Class E, 11.338%, (3 mo. SOFR + 6.01%), 7/20/30(1)(2)	4,750	4,661,322
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 12.288%, (3 mo. SOFR + 6.96%), 7/20/34(1)(2)	1,250	1,196,968
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.423%, (3 mo. SOFR + 7.07%), 1/25/35(1)(2)	2,500	2,347,635
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.571%, (3 mo. SOFR + 7.20%), 1/30/35(1)(2)	2,000	1,881,292
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.988%, (3 mo. SOFR + 6.66%), 4/20/34(1)(2)	1,000	942,130
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.707%, (3 mo. SOFR + 3.36%), 7/22/31(1)(2)	2,000	1,859,716
Series 2018-2A, Class E, 11.357%, (3 mo. SOFR + 6.01%), 7/22/31(1)(2)	3,000	2,533,740
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 12.172%, (3 mo. SOFR + 6.86%), 1/18/34(1)(2)	1,450	1,404,792
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.713%, (3 mo. SOFR + 6.36%), 4/25/29(1)(2)	1,500	1,419,705
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,448,307
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,883,350
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.67%, (3 mo. SOFR + 3.36%), 10/17/30(1)(2)	2,500	2,429,252
Series 2016-22A, Class ER, 11.63%, (3 mo. SOFR + 6.32%), 10/17/30(1)(2)	3,000	2,696,400
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 11.188%, (3 mo. SOFR + 5.86%), 4/20/30(1)(2)	1,950	1,795,927

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 8.438%, (3 mo. SOFR + 3.11%), 1/20/31(1)(2)	$2,500	$ 2,421,513
Series 2018-30A, Class ER, 11.788%, (3 mo. SOFR + 6.46%), 1/20/31(1)(2)	1,000	931,684
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.851%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,023,686
OCP CLO, Ltd.:
Series 2022-24A, Class D, 9.126%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	490,555
Series 2022-24A, Class E, 12.746%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	967,097
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	3,000	2,744,592
Series 2015-1A, Class DR4, 11.879%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,823,652
Series 2018-1A, Class C, 8.072%, (3 mo. SOFR + 2.76%), 4/18/31(1)(2)	3,000	2,925,633
Series 2018-1A, Class D, 10.722%, (3 mo. SOFR + 5.41%), 4/18/31(1)(2)	2,000	1,830,916
Series 2018-2A, Class D, 11.17%, (3 mo. SOFR + 5.86%), 7/16/31(1)(2)	2,000	1,900,430
Series 2021-2A, Class E, 11.92%, (3 mo. SOFR + 6.61%), 7/15/34(1)(2)	1,000	974,396
Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,912,104
Series 2022-3A, Class E, 13.306%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,275,970
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	1,250	1,186,428
RAD CLO 14, Ltd., Series 2021-14A, Class E, 12.07%, (3 mo. SOFR + 6.76%), 1/15/35(1)(2)	950	911,942
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.67%, (3 mo. SOFR + 3.36%), 7/15/31(1)(2)	2,500	2,462,902
Series 2018-2A, Class D, 11.52%, (3 mo. SOFR + 6.21%), 7/15/31(1)(2)	5,000	4,385,045
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.813%, (3 mo. SOFR + 3.46%), 10/25/31(1)(2)	2,500	2,446,055
Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	2,000	1,777,214
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 12.113%, (3 mo. SOFR + 6.76%), 10/25/31(1)(2)	2,875	2,640,943
Symphony CLO, Ltd., Series 2022-37A, Class D1, 10.756%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,513,160
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.488%, (3 mo. SOFR + 3.16%), 4/20/31(1)(2)	4,500	4,233,190
Series 2016-1A, Class DR, 11.488%, (3 mo. SOFR + 6.16%), 4/20/31(1)(2)	4,625	3,991,495
Security	Principal Amount (000's omitted)	Value
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.788%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	$2,500	$ 2,220,210
Series 2018-9A, Class D, 11.838%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,636,088
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.838%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,447,525
Series 2018-10A, Class D, 11.778%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,754,790
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 8.738%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,128,268
Series 2015-3A, Class DR, 11.788%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,216,025
Series 2016-3A, Class CR, 8.822%, (3 mo. SOFR + 3.51%), 10/18/31(1)(2)	2,000	1,744,810
Series 2016-3A, Class DR, 11.652%, (3 mo. SOFR + 6.34%), 10/18/31(1)(2)	2,375	1,778,153
Series 2018-2A, Class E, 10.82%, (3 mo. SOFR + 5.51%), 7/15/31(1)(2)	2,500	2,058,745
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.488%, (3 mo. SOFR + 3.16%), 7/20/30(1)(2)	2,000	1,792,170
Series 2015-1A, Class DR, 11.088%, (3 mo. SOFR + 5.76%), 7/20/30(1)(2)	2,500	2,085,010
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 9.088%, (3 mo. SOFR + 3.76%), 4/20/34(1)(2)	1,200	1,112,437
Series 2021-3A, Class E, 12.67%, (3 mo. SOFR + 7.36%), 1/15/35(1)(2)	950	851,255
Series 2022-1A, Class D, 9.448%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	936,528
Series 2022-1A, Class E, 13.168%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,840,114
Total Asset-Backed Securities (identified cost $319,971,078)		$ 289,525,658

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(4)(5)(6)	950	$ 4,099,972
IAP Global Services, LLC(3)(4)(5)	1,627	7,021,742
		$ 11,121,714
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC(5)(6)	168,954	$ 1,689,540
Phoenix Services International, LLC(5)(6)	15,415	154,150
		$ 6,546,640
Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc., Class A(5)(6)	250,979	$ 1,807,049
		$ 1,807,049
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	893,525	$ 1,179,453
		$ 1,179,453
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	705,631	$ 0
		$ 0
Household Durables — 0.4%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 20,739,845
		$ 20,739,845
Investment Companies — 0.0%(7)
Aegletes B.V.(5)(6)	116,244	$ 280,439
Jubilee Topco, Ltd., Class A(4)(5)(6)	2,897,167	0
		$ 280,439
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	36,829	$ 3,333,024
		$ 3,333,024
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,390,374
McDermott International, Ltd.(5)(6)	1,013,850	310,948
QuarterNorth Energy, Inc.(6)	4,707	538,951
		$ 2,240,273
Pharmaceuticals — 0.0%(7)
Covis Midco 1 S.a.r.l., Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 S.a.r.l., Class B(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class C(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class D(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class E(5)(6)	8,008	4,084
		$ 20,420
Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC(4)(5)(6)	272,023	$ 0
Security	Shares	Value
Retailers (Except Food and Drug) (continued)
Phillips Pet Holding Corp.(4)(5)(6)	2,590	$ 164,355
		$ 164,355
Telecommunications — 0.0%
Global Eagle Entertainment(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings, LLC, Class A(6)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $87,114,481)		$ 48,639,346

Corporate Bonds — 8.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,493,274
6.75%, 8/15/28(1)	3,175	3,188,443
		$ 4,681,717
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	15,744	$ 15,523,134
5.75%, 4/20/29(1)	12,875	12,477,272
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,383,842
4.625%, 4/15/29(1)	4,625	4,189,144
		$ 36,573,392
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,192,981
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	1,896,157
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,893,614
		$ 7,982,752
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	7,018	$ 6,440,451

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	$ 874,063
			$ 7,314,514
Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$ 1,983,359
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		12,475	10,591,961
4.625%, 6/1/28(1)		23,725	20,191,632
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		6,320	6,262,450
5.75%, 4/15/26(1)		15,225	14,943,848
			$ 53,973,250
Chemicals — 0.4%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 843,286
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,287,357
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,776,987
Olympus Water US Holding Corp.:
4.25%, 10/1/28(1)		9,350	7,503,580
9.75%, 11/15/28(1)		8,600	8,331,250
			$ 20,742,460
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,300	$ 14,093,586
			$ 14,093,586
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	$ 4,642,957
4.375%, 10/15/28(1)		9,125	8,075,789
			$ 12,718,746
Diversified Financial Services — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,796,711
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	3,019,007
NFP Corp., 7.50%, 10/1/30(1)		2,925	2,847,776
			$ 13,663,494
Diversified Telecommunication Services — 0.9%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$ 907,289
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Altice France S.A.: (continued)
5.125%, 7/15/29(1)	42,825	$ 30,032,115
5.50%, 10/15/29(1)	6,455	4,589,258
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,225	9,558,766
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,573,642
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,000	2,149,233
		$ 52,810,303
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,143,626
		$ 8,143,626
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,145,446
		$ 5,145,446
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 6,194,039
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,977,752
		$ 22,171,791
Entertainment — 0.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	$ 1,863,889
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,073,577
		$ 2,937,466
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,985,846
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,468,486
Tenet Healthcare Corp., 4.25%, 6/1/29	15,950	14,308,919
		$ 35,763,251
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 30,772,026
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,160,725
		$ 32,932,751
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	11,832	$ 11,014,535
		$ 11,014,535

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 639,419
NFP Corp., 4.875%, 8/15/28(1)	1,850	1,666,467
		$ 2,305,886
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	5,050	$ 4,398,673
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	13,561,409
		$ 17,960,082
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,180,128
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	21,444,005
		$ 24,624,133
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,944,713
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,693,746
		$ 18,638,459
Media — 0.4%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,963,402
5.25%, 8/15/27(1)	2,125	1,674,461
6.375%, 5/1/26	2,896	2,506,193
8.375%, 5/1/27	5,248	3,596,496
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,903,852
7.375%, 6/30/30(1)	9,150	8,914,304
		$ 26,558,708
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,409,488
		$ 10,409,488
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,550,887
		$ 4,550,887
Security	Principal Amount* (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,932,845
		$ 5,932,845
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,606,719
		$ 13,606,719
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,193,336
		$ 1,193,336
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,252,828
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	12,198,571
		$ 16,451,399
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,172,477
		$ 10,172,477
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 7,721,098
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,087,677
		$ 14,808,775
Trading Companies & Distributors — 0.0%(7)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,728,892
		$ 2,728,892
Utilities — 0.0%(7)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,077,921
		$ 1,077,921

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,749,678
		$ 5,749,678
Total Corporate Bonds (identified cost $579,060,224)		$ 519,432,765

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,866,440
Total Exchange-Traded Funds (identified cost $19,593,027)		$ 17,866,440

Preferred Stocks — 0.2%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	17,394	$ 9,436,245
		$ 9,436,245
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	7,852	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	31,998	0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 9,436,245

Senior Floating-Rate Loans — 79.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace S.A.U.:
Term Loan, 6.483%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,918,897
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Aernnova Aerospace S.A.U.: (continued)
Term Loan, 6.587%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	$ 1,261,256
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	4,115,786
Dynasty Acquisition Co., Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		17,177	17,173,303
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		9,238	9,235,673
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,358,844
TransDigm, Inc.:
Term Loan, 8.492%, (SOFR + 3.25%), 2/22/27		27,613	27,695,550
Term Loan, 8.492%, (SOFR + 3.25%), 8/24/28		16,083	16,117,980
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		27,171	25,330,116
			$ 111,207,405
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28		26,244	$ 27,216,947
			$ 27,216,947
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30		4,564	$ 4,567,843
			$ 4,567,843
Auto Components — 1.4%
Adient US, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 4/10/28		5,523	$ 5,537,704
Clarios Global, L.P., Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	27,199,360
DexKo Global, Inc.:
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,012	1,048,300
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,388,015
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,515,070
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28		13,405	12,990,579
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28		8,393	8,382,366
LSF12 Badger Bidco, LLC, Term Loan, 7/25/30(9)		3,100	3,041,875

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 7/24/26	7,062	$ 6,827,925
Truck Hero, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 1/31/28	11,538	10,881,301
		$ 85,812,495
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 7.419%, (SOFR + 2.00%), 5/24/27	43,273	$ 43,165,100
MajorDrive Holdings IV, LLC:
Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28	11,931	11,744,777
Term Loan, 6/1/29(9)	2,146	2,129,740
		$ 57,039,617
Beverages — 0.4%
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28	5,766	$ 3,719,239
Triton Water Holdings, Inc., Term Loan, 8.754%, (SOFR + 3.25%), 3/31/28	18,211	17,653,299
		$ 21,372,538
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.836%, (SOFR + 2.50%), 3/12/26	18,224	$ 17,905,187
Alltech, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 10/13/28	4,748	4,617,733
Grifols Worldwide Operations USA, Inc., Term Loan, 7.414%, (SOFR + 2.00%), 11/15/27	4,440	4,389,285
		$ 26,912,205
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.572%, (SOFR + 3.25%), 4/12/28	11,085	$ 10,762,398
CPG International, Inc., Term Loan, 7.919%, (SOFR + 2.50%), 4/28/29	13,672	13,656,307
LHS Borrower, LLC, Term Loan, 10.169%, (SOFR + 4.75%), 2/16/29	5,842	5,148,321
MI Windows and Doors, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/18/27	6,561	6,575,119
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29	1,602	1,583,061
Standard Industries, Inc., Term Loan, 7.906%, (SOFR + 2.50%), 9/22/28	8,855	8,881,222
		$ 46,606,428
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 4.6%
Advisor Group, Inc., Term Loan, 9.933%, (1 mo. USD LIBOR + 4.50%), 7/31/26		22,225	$ 22,274,747
AllSpring Buyer, LLC, Term Loan, 8.754%, (SOFR + 3.25%), 11/1/28		6,236	6,214,802
Aretec Group, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 10/1/25		18,323	18,351,709
Term Loan, 3/8/30(9)		8,875	8,858,359
CeramTec AcquiCo GmbH, Term Loan, 7.233%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,835,395
Citadel Securities, L.P., Term Loan, 7/29/30(9)		7,625	7,582,109
Clipper Acquisitions Corp., Term Loan, 7.005%, (SOFR + 1.75%), 3/3/28		11,126	11,070,288
Edelman Financial Center, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 4/7/28		18,949	18,715,284
EIG Management Company, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 2/22/25		2,866	2,866,188
FinCo I, LLC:
Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,675,590
Term Loan, 6/27/29(9)		12,850	12,785,750
Focus Financial Partners, LLC:
Term Loan, 7.819%, (SOFR + 2.50%), 6/30/28		9,903	9,876,518
Term Loan, 8.569%, (SOFR + 3.25%), 6/30/28		17,345	17,336,140
Term Loan, 6/30/28(9)		6,400	6,407,334
Franklin Square Holdings, L.P., Term Loan, 7.669%, (SOFR + 2.25%), 8/1/25		6,215	6,218,913
Guggenheim Partners, LLC, Term Loan, 8.492%, (SOFR + 3.25%), 12/12/29		19,279	19,288,788
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		25,637	25,194,907
LPL Holdings, Inc., Term Loan, 6.963%, (SOFR + 1.75%), 11/12/26		15,826	15,858,143
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28		13,481	13,177,424
Victory Capital Holdings, Inc.:
Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26		13,437	13,431,616
Term Loan, 7.619%, (SOFR + 2.25%), 12/29/28		6,979	6,970,035
			$ 274,990,039
Chemicals — 4.5%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.242%, (SOFR + 3.00%), 12/20/29		18,196	$ 18,260,764
Chemours Company (The), Term Loan, 5.57%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,768	3,052,205
Colouroz Investment 1 GmbH:
Term Loan, 6.673%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	2,512	1,875,720

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Colouroz Investment 1 GmbH: (continued)
Term Loan, 6.674%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	$ 20,294
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27		14,714	11,651,551
Flint Group GmbH:
Term Loan, 6.674%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	205,879
Term Loan, 6.674%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	23,782
Term Loan, 6.674%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	107,294
Term Loan, 7.829%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,151
Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		1,391	943,350
Flint Group US, LLC, Term Loan, 9.857%, (3 mo. USD LIBOR + 4.25%), 9/21/23(10)		8,412	5,706,466
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		4,743	4,751,644
GEON Performance Solutions, LLC, Term Loan, 10.038%, (3 mo. USD LIBOR + 4.50%), 8/18/28		5,675	5,649,834
Groupe Solmax, Inc., Term Loan, 10.221%, (SOFR + 4.75%), 5/29/28(10)		9,416	8,943,490
INEOS Enterprises Holdings II Limited, Term Loan, 6.712%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,148,893
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.127%, (SOFR + 3.75%), 6/23/30		4,925	4,898,321
INEOS Finance PLC, Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,516,451
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,769,373
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,578,461
Term Loan, 9.169%, (SOFR + 3.75%), 3/14/30		5,000	4,953,125
INEOS Styrolution US Holding, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/29/26		8,293	8,241,197
INEOS US Finance, LLC:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,745,785
Term Loan, 7.919%, (SOFR + 2.50%), 11/8/28		6,168	6,073,378
Term Loan, 8.919%, (SOFR + 3.50%), 2/18/30		20,704	20,506,542
Term Loan, 9.169%, (SOFR + 3.75%), 11/8/27		2,643	2,621,348
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29		5,629	5,635,786
Kraton Polymers Holdings B.V., Term Loan, 6.813%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,542,424
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Lonza Group AG:
Term Loan, 7.523%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	$ 4,339,351
Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		10,793	9,273,181
Messer Industries GmbH:
Term Loan, 6.098%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,554	1,711,221
Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26		8,405	8,409,419
Momentive Performance Materials, Inc., Term Loan, 9.819%, (SOFR + 4.50%), 3/29/28		16,501	16,336,176
Olympus Water US Holding Corporation:
Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28		3,957	3,800,659
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28		5,357	5,219,909
Orion Engineered Carbons GmbH:
Term Loan, 5.998%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,360,632
Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,446	4,405,524
PQ Corporation, Term Loan, 7.969%, (SOFR + 2.50%), 6/9/28		8,690	8,664,174
Rohm Holding GmbH:
Term Loan, 10.881%, (1 mo. USD LIBOR + 5.00%), 7/31/26		11,919	11,248,892
Term Loan, 7/31/26(9)	EUR	1,000	1,021,986
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/28/30		5,536	5,183,197
Spectrum Holdings III Corp., Term Loan, 8.831%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,487	5,475,011
Tronox Finance, LLC:
Term Loan, 7.683%, (SOFR + 2.25%), 3/10/28		11,570	11,391,998
Term Loan, 8.492%, (SOFR + 3.25%), 4/4/29		3,629	3,615,453
			$ 266,934,291
Commercial Services & Supplies — 1.5%
Asplundh Tree Expert, LLC, Term Loan, 7.169%, (SOFR + 1.75%), 9/7/27		8,218	$ 8,219,827
Belfor Holdings, Inc., Term Loan, 9.569%, (SOFR + 4.25%), 4/6/26		2,594	2,597,164
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25		16,309	16,254,210
Foundever, Term Loan, 7.32%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,974,220
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27		4,280	4,292,264
Harsco Corporation, Term Loan, 7.683%, (SOFR + 2.25%), 3/10/28		887	882,703
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28		12,374	12,435,388

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC, Term Loan, 11.419%, (SOFR + 6.10%), 6/30/28		2,016	$ 1,894,976
Prime Security Services Borrower, LLC, Term Loan, 7.978%, (SOFR + 2.75%), 9/23/26		13,404	13,401,671
SITEL Worldwide Corporation, Term Loan, 9.183%, (SOFR + 3.75%), 8/28/28		13,986	13,870,668
Tempo Acquisition, LLC, Term Loan, 8.319%, (SOFR + 3.00%), 8/31/28		2,469	2,476,606
TMF Group Holding B.V., Term Loan, 10.168%, (SOFR + 5.00%), 5/3/28		4,650	4,657,263
TruGreen Limited Partnership, Term Loan, 9.419%, (SOFR + 4.00%), 11/2/27		3,998	3,731,419
			$ 91,688,379
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 11/1/28		4,318	$ 4,323,344
			$ 4,323,344
Construction Materials — 0.4%
Janus International Group, LLC, Term Loan, 7/25/30(9)		2,525	$ 2,525,000
Quikrete Holdings, Inc.:
Term Loan, 8.058%, (SOFR + 2.63%), 2/1/27		2,741	2,742,645
Term Loan, 8.433%, (SOFR + 3.00%), 3/18/29		19,062	19,109,640
			$ 24,377,285
Consumer Staples Distribution & Retail — 0.2%
Cardenas Markets, Inc., Term Loan, 12.092%, (SOFR + 6.75%), 8/1/29		4,165	$ 4,147,852
Peer Holding III B.V., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,298,574
			$ 10,446,426
Containers & Packaging — 1.0%
Berlin Packaging, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 3/11/28(10)		2,909	$ 2,892,410
Kouti B.V., Term Loan, 6.908%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	29,250	31,185,541
Pregis TopCo Corporation:
Term Loan, 9.069%, (SOFR + 3.75%), 7/31/26		1,969	1,966,156
Term Loan, 9.183%, (SOFR + 3.75%), 7/31/26		1,351	1,347,560
Pretium PKG Holdings, Inc.:
Term Loan, 9.526%, (SOFR + 4.00%), 10/2/28(10)		7,067	4,805,815
Term Loan - Second Lien, 12.272%, (3 mo. USD LIBOR + 6.75%), 10/1/29(10)		6,675	3,554,437
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower, LLC, Term Loan, 9.303%, (SOFR + 3.75%), 11/3/25		10,949	$ 10,919,037
Trident TPI Holdings, Inc., Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,676	5,647,058
			$ 62,318,014
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/6/28		20,631	$ 20,656,389
Phillips Feed Service, Inc., Term Loan, 12.405%, (SOFR + 7.00%), 11/13/24(4)		472	377,469
Winterfell Financing S.a.r.l., Term Loan, 8.312%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,123,960
			$ 23,157,818
Diversified Consumer Services — 0.6%
Ascend Learning, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/11/28		11,321	$ 10,698,436
FrontDoor, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 6/17/28		858	848,925
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30		13,725	13,673,531
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		10,820	10,598,822
			$ 35,819,714
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,418,664
			$ 9,418,664
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 3/15/27		22,873	$ 16,068,388
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,446,335
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,100	4,348,827
Level 3 Financing, Inc., Term Loan, 7.183%, (SOFR + 1.75%), 3/1/27		851	802,608
Telenet Financing USD, LLC, Term Loan, 7.336%, (SOFR + 2.00%), 4/30/28		10,450	10,151,736
Virgin Media Bristol, LLC, Term Loan, 7.836%, (SOFR + 2.50%), 1/31/28		9,638	9,398,972
Virgin Media SFA Finance Limited:
Term Loan, 8.213%, (SONIA + 3.25%), 1/15/27	GBP	2,175	2,692,426

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Limited: (continued)
Term Loan, 8.213%, (SONIA + 3.25%), 11/15/27	GBP	600	$ 738,728
			$ 53,648,020
Electrical Equipment — 0.0%(7)
Brookfield WEC Holdings, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 8/1/25		1,525	$ 1,524,411
			$ 1,524,411
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28		12,849	$ 12,270,502
II-VI Incorporated, Term Loan, 8.183%, (SOFR+ 2.75%), 7/2/29		401	401,436
Minimax Viking GmbH, Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,837	2,028,315
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28		1,722	1,723,262
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		3,940	4,019,182
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		16,854	14,746,954
TTM Technologies, Inc., Term Loan, 7.863%, (SOFR + 2.75%), 5/30/30		5,225	5,231,531
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25		14,655	13,874,609
			$ 54,295,791
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(4)		25,052	$ 22,546,931
Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(4)(11)		3,195	2,875,285
Lealand Finance Company B.V.:
Letter of Credit, 4.211%, 6/28/24(11)		9,039	6,734,330
Term Loan, 9.319%, (SOFR + 4.00%), 6.319% cash, 3.00% PIK, 6/30/25		2,499	1,474,366
			$ 33,630,912
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 10.183%, (SOFR + 4.75%), 5/17/28		15,797	$ 15,579,800
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		498	495,871
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
APi Group DE, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 10/1/26		10,603	$ 10,630,214
Centuri Group, Inc., Term Loan, 7.805%, (SOFR + 2.50%), 8/27/28		8,318	8,317,725
Northstar Group Services, Inc.:
Term Loan, 10.836%, (SOFR + 5.50%), 11/12/26		1,975	1,975,000
Term Loan, 10.933%, (SOFR + 5.50%), 11/12/26		10,892	10,898,826
			$ 47,897,436
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Term Loan, 8.202%, (1 mo. USD LIBOR + 3.00%), 4/22/26		6,001	$ 4,699,141
City Football Group Limited, Term Loan, 8.406%, (SOFR + 3.00%), 7/21/28		8,249	8,150,996
Crown Finance US, Inc., DIP Loan, 15.348%, (SOFR + 10.00%), 9/7/23		8,050	8,145,906
Formula One Holdings Limited, Term Loan, 8.319%, (SOFR + 3.00%), 1/15/30		2,500	2,505,580
Live Nation Entertainment, Inc., Term Loan, 7.114%, (SOFR + 1.75%), 10/19/26		5,585	5,582,410
Playtika Holding Corp., Term Loan, 8.183%, (SOFR + 2.75%), 3/13/28		24,590	24,536,913
Renaissance Holding Corp.:
Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		11,025	10,990,547
Term Loan - Second Lien, 12.419%, (SOFR + 7.00%), 5/29/26		3,175	3,156,744
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26		7,222	7,222,327
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	444,120
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	2,934	1,712,306
			$ 77,146,990
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,644	$ 3,637,832
			$ 3,637,832
Financial Services — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(12)		18,244	$ 2,006,820
Walker & Dunlop, Inc., Term Loan, 7.669%, (SOFR + 2.25%), 12/16/28		12,854	12,765,877
			$ 14,772,697

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 10/1/25		6,558	$ 6,137,368
Badger Buyer Corp., Term Loan, 8.933%, (SOFR + 3.50%), 9/30/24		4,788	3,662,762
Del Monte Foods, Inc., Term Loan, 9.655%, (SOFR + 4.25%), 5/16/29		6,278	6,097,867
Froneri International, Ltd.:
Term Loan, 6.097%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,626,059
Term Loan, 7.669%, (SOFR + 2.25%), 1/29/27		4,703	4,692,426
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		8,033	8,053,322
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		4,259	4,258,690
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	8,400	9,051,087
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	7,957,716
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,533,011
			$ 54,070,308
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.919%, (SOFR + 3.50%), 6/5/28		22,186	$ 22,213,900
			$ 22,213,900
Health Care Equipment & Supplies — 1.1%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27		6,660	$ 6,427,127
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28		6,678	6,427,672
Gloves Buyer, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 12/29/27		12,153	11,621,207
ICU Medical, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 1/8/29		7,382	7,395,403
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		28,329	25,088,938
Medline Borrower, L.P., Term Loan, 8.683%, (SOFR + 3.25%), 10/23/28		8,635	8,559,317
			$ 65,519,664
Health Care Providers & Services — 4.1%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28		13,716	$ 13,715,816
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.24%, (SOFR + 8.00%), 10.99% cash, 2.25% PIK, 1/15/26		13,814	10,498,434
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health, LLC, Term Loan, 9.419%, (SOFR + 4.00%), 11/23/27		7,245	$ 6,176,431
CCRR Parent, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		4,721	4,656,068
Cerba Healthcare S.A.S.:
Term Loan, 7.265%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	20,227,147
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,826,349
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27		9,922	7,143,656
Dedalus Finance GmbH, Term Loan, 7.712%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,348,144
Elsan S.A.S., Term Loan, 6.872%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,441,942
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26		4,265	4,266,622
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(12)		5,436	6,183,384
Term Loan - Second Lien, 0.00%, 3/31/27(12)		38,369	9,400,492
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	4,100	4,505,603
Medical Solutions Holdings, Inc.:
Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28		13,779	13,237,925
Term Loan - Second Lien, 12.364%, (SOFR + 7.00%), 11/1/29		9,500	8,502,500
Mehilainen Yhtiot Oy, Term Loan, 7.123%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,632,770
Midwest Physician Administrative Services, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,413	1,265,020
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28		334	266,308
Term Loan, 9.153%, (SOFR + 3.75%), 3/2/28(10)		12,283	9,801,773
Term Loan - Second Lien, 12.592%, (SOFR + 7.25%), 3/2/29		5,525	2,790,125
Phoenix Guarantor, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 3/5/26		16,277	16,190,286
Term Loan, 8.933%, (SOFR + 3.50%), 3/5/26		5,375	5,346,464
Radiology Partners, Inc., Term Loan, 9.601%, (SOFR + 4.25%), 7/9/25		16,962	12,504,207
Ramsay Generale de Sante S.A., Term Loan, 6.648%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	7,258,517
Select Medical Corporation, Term Loan, 8.319%, (SOFR + 3.00%), 3/6/27		45,148	45,147,588
Sound Inpatient Physicians:
Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		198	115,587
Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		2,328	1,303,400

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	$ 2,332,892
TTF Holdings, LLC, Term Loan, 9.433%, (SOFR + 4.00%), 3/31/28		5,083	5,095,300
U.S. Anesthesia Partners, Inc., Term Loan, 9.478%, (SOFR + 4.25%), 10/1/28		5,031	4,740,503
			$ 245,921,253
Health Care Technology — 0.9%
Certara, L.P., Term Loan, 8.976%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,813	$ 1,817,532
Imprivata, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27		11,233	11,101,275
Term Loan, 9.569%, (SOFR + 4.25%), 12/1/27		3,267	3,245,356
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 12/18/28		16,269	13,584,667
Term Loan - Second Lien, 12.569%, (SOFR + 6.75%), 12/17/29		8,775	6,032,813
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27		10,955	9,914,346
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25		9,975	9,982,574
			$ 55,678,563
Hotels, Restaurants & Leisure — 3.5%
1011778 B.C. Unlimited Liability Company, Term Loan, 7.183%, (1 mo. USD LIBOR + 1.75%), 11/19/26		21,466	$ 21,366,061
Carnival Corporation:
Term Loan, 7.315%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,812	9,714,757
Term Loan, 8.683%, (SOFR + 3.25%), 10/18/28		34,500	34,456,501
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24		20,992	20,538,856
GVC Holdings (Gibraltar) Limited, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	23,332,718
Ontario Gaming GTA L.P., Term Loan, 8/1/30(9)		14,925	14,940,552
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.79%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,366	4,614,330
Playa Resorts Holding B.V., Term Loan, 9.472%, (SOFR + 4.25%), 1/5/29		17,960	17,952,602
Scientific Games International, Inc., Term Loan, 8.302%, (SOFR + 3.00%), 4/14/29		7,425	7,423,671
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 8/25/28		14,861	14,881,703
Stars Group Holdings B.V. (The):
Term Loan, 6.098%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,329,550
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Stars Group Holdings B.V. (The): (continued)
Term Loan, 7.754%, (SOFR + 2.25%), 7/21/26		28,123	$ 28,139,236
			$ 209,690,537
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28		18,620	$ 16,036,475
Libbey Glass, Inc., Term Loan, 13.779%, (SOFR + 8.50%), 9.029% cash, 4.75% PIK, 11/22/27		14,441	13,469,368
Serta Simmons Bedding, LLC, Term Loan, 12.739%, (SOFR + 7.50%), 6/29/28		19,908	20,007,042
Solis IV B.V., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29		13,753	13,137,137
			$ 62,650,022
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.656%, (SOFR + 2.25%), 12/22/27		6,387	$ 6,393,152
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26		8,006	7,866,119
Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26		5,073	5,022,023
Nobel Bidco B.V., Term Loan, 7.27%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	7,950	8,160,571
			$ 27,441,865
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 7.433%, (SOFR + 2.00%), 4/5/26		2,307	$ 2,308,278
Term Loan, 7.933%, (SOFR + 2.50%), 12/16/27		6,144	6,146,677
			$ 8,454,955
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding B.V., Term Loan, 12/29/28(9)	EUR	8,225	$ 8,889,653
Rain Carbon GmbH, Term Loan, 6.712%, (6 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,625	17,126,007
			$ 26,015,660
Insurance — 1.1%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.722%, (SOFR + 3.50%), 11/5/27		3,768	$ 3,765,013
Term Loan, 8.92%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,198	13,184,743
AssuredPartners, Inc.:
Term Loan, 8.819%, (SOFR + 3.50%), 2/12/27		5,308	5,283,933

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
AssuredPartners, Inc.: (continued)
Term Loan, 8.933%, (SOFR + 3.50%), 2/12/27		9,835	$ 9,788,268
Financiere CEP S.A.S., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,526,935
HUB International Limited, Term Loan, 9.584%, (SOFR + 4.25%), 6/20/30		11,372	11,431,724
NFP Corp., Term Loan, 8.683%, (SOFR + 3.25%), 2/15/27		17,168	16,879,413
			$ 64,860,029
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.348%, (3 mo. EURIBOR + 2.75%), 6/26/28	EUR	5,697	$ 6,280,782
Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28		1,602	1,605,078
Buzz Finco, LLC:
Term Loan, 8.169%, (SOFR + 2.75%), 1/29/27		1,966	1,965,231
Term Loan, 8.669%, (SOFR + 3.25%), 1/29/27		435	435,601
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28		5,149	4,737,115
Getty Images, Inc.:
Term Loan, 8.625%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,442,720
Term Loan, 9.844%, (SOFR + 4.50%), 2/19/26(10)		15,346	15,379,560
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,441,938
			$ 39,288,025
IT Services — 4.6%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		545	$ 531,621
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27		8,953	8,579,671
Term Loan, 9.419%, (SOFR + 4.00%), 8/19/28		9,082	8,722,547
Term Loan, 9.669%, (SOFR + 4.25%), 8/19/28		7,118	6,844,260
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/31/28		15,790	14,099,159
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/20/29		2,375	2,085,758
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.76%, (SOFR + 8.50%), 12/7/23		10,196	10,196,111
Term Loan, 8.326%, (SOFR + 3.00%), 5/1/24		27,147	14,783,962
Term Loan, 9.613%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,711	5,486,769
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 8.369%, (6 mo. USD LIBOR + 3.50%), 2/10/28		29,850	$ 28,254,871
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		48,596	47,973,748
Go Daddy Operating Company, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 11/9/29		44,840	44,961,582
Informatica, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 10/27/28		31,674	31,560,226
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28		14,389	14,369,444
Rackspace Technology Global, Inc., Term Loan, 8.029%, (SOFR + 2.75%), 2/15/28		16,305	7,262,566
Sedgwick Claims Management Services, Inc., Term Loan, 2/24/28(9)		10,350	10,328,648
team.blue Finco S.a.r.l., Term Loan, 6.798%, (3 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	11,983,592
WEX, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 3/31/28		3,910	3,915,376
			$ 271,939,911
Leisure Products — 0.4%
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	11,925	$ 13,076,036
Fender Musical Instruments Corporation, Term Loan, 9.355%, (SOFR + 4.00%), 12/1/28		2,268	2,193,914
Hayward Industries, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 5/30/28		9,078	8,923,634
SRAM, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 5/18/28		1,891	1,887,424
			$ 26,081,008
Life Sciences Tools & Services — 2.3%
Avantor Funding, Inc., Term Loan, 6.065%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,306	$ 21,253,488
Cambrex Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 12/4/26		324	323,600
Catalent Pharma Solutions, Inc., Term Loan, 7.406%, (SOFR + 2.00%), 2/22/28		1,026	1,011,108
Curia Global, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 8/30/26(10)		17,311	15,114,933
ICON Luxembourg S.a.r.l., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28		50,975	51,038,510
IQVIA, Inc., Term Loan, 7.288%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,489,931
LGC Group Holdings, Ltd., Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,102,246
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.419%, (SOFR + 3.00%), 4/21/27		1,125	1,104,839

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., Term Loan, 7.754%, (SOFR + 2.25%), 7/3/28		12,701	$ 12,716,441
Sotera Health Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 12/11/26		17,828	17,686,068
			$ 138,841,164
Machinery — 3.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.944%, (SOFR + 3.75%), 7/31/28		22,040	$ 21,778,491
Albion Financing 3 S.a.r.l.:
Term Loan, 10.596%, (SOFR + 5.25%), 8/17/26		3,471	3,466,294
Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26		3,516	3,518,385
Ali Group North America Corporation, Term Loan, 7.433%, (SOFR + 2.00%), 7/30/29		15,604	15,643,121
American Trailer World Corp., Term Loan, 9.169%, (SOFR + 3.75%), 3/3/28		13,302	12,441,902
Apex Tool Group, LLC, Term Loan, 10.605%, (SOFR + 5.25%), 2/8/29		20,476	19,157,825
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29		11,455	11,485,069
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,268	23,139,300
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		3,570	3,522,401
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30		11,275	11,293,502
Engineered Machinery Holdings, Inc.:
Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,685	11,604,636
Term Loan - Second Lien, 11.538%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,910,000
Icebox Holdco III, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 12/22/28		4,159	4,097,006
INNIO Group Holding GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	6,710,236
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		11,611	11,408,283
Pro Mach Group, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 8/31/28		2,806	2,811,817
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.598%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	998	1,088,184
Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29		2,269	2,271,339
SPX Flow, Inc., Term Loan, 9.919%, (SOFR + 4.50%), 4/5/29		12,331	12,230,130
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,587,939
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		10,715	$ 10,689,985
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	11,775	12,385,601
			$ 213,241,446
Media — 1.6%
Charter Communications Operating, LLC, Term Loan, 7.116%, (SOFR + 1.75%), 2/1/27(10)		3,607	$ 3,586,268
CSC Holdings, LLC:
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 7/17/25		20,170	19,317,902
Term Loan, 7.586%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,884
Gray Television, Inc., Term Loan, 8.228%, (SOFR + 3.00%), 12/1/28		1,035	1,022,380
Hubbard Radio, LLC, Term Loan, 9.69%, (1 mo. USD LIBOR + 4.25%), 3/28/25		5,990	5,670,879
iHeartCommunications, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 5/1/26		2,365	2,141,336
Mission Broadcasting, Inc., Term Loan, 7.728%, (SOFR + 2.50%), 6/2/28		3,626	3,627,889
Nexstar Broadcasting, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 9/18/26		3,623	3,626,693
Recorded Books, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 8/29/25		9,877	9,893,728
Sinclair Television Group, Inc.:
Term Loan, 7.933%, (SOFR + 2.50%), 9/30/26		6,184	5,537,636
Term Loan, 8.433%, (SOFR + 3.00%), 4/1/28		22,730	18,167,087
Univision Communications, Inc.:
Term Loan, 8.183%, (1 mo. USD LIBOR + 2.75%), 3/15/24		3,131	3,138,611
Term Loan, 8.683%, (SOFR + 3.25%), 3/15/26		18,234	18,168,694
			$ 93,902,987
Metals/Mining — 0.9%
American Consolidated Natural Resources, Inc., Term Loan, 17.25%, (USD Prime + 9.00%), 14.25% cash, 3.00% PIK, 9/16/25		438	$ 440,523
Arsenal AIC Parent, LLC, Term Loan, 7/26/30(9)		7,850	7,851,633
Dynacast International, LLC:
Term Loan, 9.825%, (SOFR + 4.50%), 7/22/25		15,220	14,335,642
Term Loan, 14.325%, (SOFR + 9.00%), 10/22/25		3,042	2,357,226
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29		10,855	10,081,962

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 9.586%, (SOFR + 4.25%), 11/13/28		6,185	$ 6,186,126
Zekelman Industries, Inc., Term Loan, 7.378%, (SOFR + 2.00%), 1/24/27		15,367	15,323,587
			$ 56,576,699
Oil, Gas & Consumable Fuels — 0.9%
GIP II Blue Holding, L.P., Term Loan, 9.933%, (SOFR + 4.50%), 9/29/28		14,075	$ 14,137,426
Matador Bidco S.a.r.l., Term Loan, 9.919%, (SOFR + 4.50%), 10/15/26		29,032	29,224,391
Oxbow Carbon, LLC, Term Loan, 9.38%, (SOFR + 4.00%), 5/10/30(10)		5,675	5,671,453
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.433%, (SOFR + 8.00%), 8/27/26		5,729	5,721,993
			$ 54,755,263
Pharmaceuticals — 1.8%
Aenova Holding GmbH, Term Loan, 8.205%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 1,004,579
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	14,323,278
Amneal Pharmaceuticals, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/4/25		2,496	2,380,256
Bausch Health Companies, Inc., Term Loan, 10.605%, (SOFR + 5.25%), 2/1/27		17,159	14,070,013
Elanco Animal Health Incorporated, Term Loan, 6.963%, (SOFR + 1.75%), 8/1/27		4,896	4,831,640
Horizon Therapeutics USA, Inc.:
Term Loan, 7.156%, (SOFR + 1.75%), 3/15/28		6,645	6,641,996
Term Loan, 7.406%, (SOFR + 2.00%), 5/22/26		7,802	7,812,097
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28		7,016	7,016,234
Mallinckrodt International Finance S.A.:
Term Loan, 10.619%, (SOFR + 5.25%), 9/30/27		31,218	23,817,111
Term Loan, 10.869%, (SOFR + 5.50%), 9/30/27		9,889	7,505,538
PharmaZell GmbH, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/12/27	EUR	1,800	1,913,296
Recipharm AB, Term Loan, 6.558%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	14,592,652
			$ 105,908,690
Professional Services — 2.2%
APFS Staffing Holdings, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 12/29/28		3,678	$ 3,595,673
Apleona Holding GmbH, Term Loan, 6.714%, (3 mo. EURIBOR + 3.00%), 4/28/28	EUR	7,525	8,141,874
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28	14,135	$ 13,060,304
Corporation Service Company, Term Loan, 8.669%, (SOFR + 3.25%), 11/2/29	4,871	4,882,676
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27	9,934	9,589,699
EAB Global, Inc., Term Loan, 8.872%, (USD LIBOR + 3.50%), 8/16/28(10)	14,430	14,338,560
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28(10)	20,652	16,794,927
First Advantage Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/31/27	5,857	5,861,378
Neptune Bidco U.S., Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29	8,030	7,126,514
Rockwood Service Corporation, Term Loan, 9.433%, (SOFR + 4.00%), 1/23/27	5,428	5,448,123
Trans Union, LLC:
Term Loan, 7.169%, (SOFR + 1.75%), 11/16/26	2,478	2,473,251
Term Loan, 7.683%, (SOFR + 2.25%), 12/1/28	38,737	38,750,544
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29	3,669	3,504,014
		$ 133,567,537
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 8/21/25	12,323	$ 12,315,206
Term Loan, 8.669%, (SOFR + 3.25%), 1/31/30	6,678	6,477,400
RE/MAX International, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 7/21/28	16,293	15,936,102
		$ 34,728,708
Road & Rail — 2.2%
Avis Budget Car Rental, LLC:
Term Loan, 7.183%, (SOFR + 1.75%), 8/6/27	30,320	$ 30,227,715
Term Loan, 8.919%, (SOFR + 3.50%), 3/16/29	4,115	4,121,656
Grab Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 1/29/26	15,314	15,335,282
Hertz Corporation (The):
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	17,150	17,175,524
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	3,298	3,302,985
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30	58,318	58,441,257
		$ 128,604,419

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(10)		10,689	$ 10,626,649
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30		6,650	6,145,711
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27		3,596	1,905,964
Entegris, Inc., Term Loan, 8.014%, (SOFR + 2.75%), 7/6/29(10)		2,384	2,389,911
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.683%, (1 mo. USD LIBOR + 2.25%), 5/17/24		555	555,180
MaxLinear, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 6/23/28		2,955	2,947,969
MKS Instruments, Inc., Term Loan, 8.155%, (SOFR + 2.75%), 8/17/29		17,814	17,820,835
Synaptics Incorporated, Term Loan, 7.742%, (SOFR + 2.25%), 12/2/28		2,763	2,745,949
Ultra Clean Holdings, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 8/27/25		1,930	1,936,163
			$ 47,074,331
Software — 12.9%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26		43,770	$ 43,917,675
Aptean, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 4/23/26		18,779	18,626,314
Term Loan - Second Lien, 12.419%, (SOFR + 7.00%), 4/23/27		6,550	6,116,062
Astra Acquisition Corp.:
Term Loan, 10.683%, (SOFR + 5.25%), 10/25/28		5,017	3,811,536
Term Loan - Second Lien, 14.308%, (SOFR + 8.88%), 10/25/29		20,170	11,026,356
Banff Merger Sub, Inc.:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,915	2,101,304
Term Loan, 9.183%, (SOFR + 3.75%), 10/2/25		680	679,123
Term Loan - Second Lien, 10.805%, (SOFR + 5.50%), 2/27/26		3,191	3,148,640
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29		19,875	19,907,223
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,408	17,409,037
Cloud Software Group, Inc.:
Term Loan, 9/29/28(9)		7,000	6,734,581
Term Loan, 3/30/29(9)		4,500	4,320,351
Cloudera, Inc.:
Term Loan, 9.169%, (SOFR + 3.75%), 10/8/28		17,603	17,266,962
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cloudera, Inc.: (continued)
Term Loan - Second Lien, 11.419%, (SOFR + 6.00%), 10/8/29		2,950	$ 2,781,605
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		5,046	4,816,799
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28		15,504	14,405,573
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		10,944	10,714,993
E2open, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 2/4/28		16,216	16,215,943
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27		19,256	19,201,764
Epicor Software Corporation, Term Loan, 8.683%, (SOFR + 3.25%), 7/30/27		39,700	39,501,975
Finastra USA, Inc.:
Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(10)		39,095	37,975,469
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25		25,750	23,635,693
Fiserv Investment Solutions, Inc., Term Loan, 9.129%, (SOFR + 4.00%), 2/18/27		5,822	5,701,132
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27		24,222	15,494,276
Hyland Software, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 7/1/24		47,409	47,316,296
Term Loan - Second Lien, 11.683%, (SOFR + 6.25%), 7/7/25		1,750	1,741,250
IGT Holding IV AB:
Term Loan, 6.748%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,647,119
Term Loan, 8.712%, (SOFR + 3.40%), 3/31/28		4,025	4,001,902
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27		3,900	3,293,438
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28		22,637	17,215,622
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29		16,175	10,271,125
Marcel LUX IV S.a.r.l.:
Term Loan, 7.087%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,498,790
Term Loan, 8.415%, (SOFR + 3.25%), 3/15/26		11,507	11,478,285
Term Loan, 9.184%, (SOFR + 4.00%), 12/31/27		731	729,501
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28		10,986	10,684,180
McAfee, LLC, Term Loan, 8.963%, (SOFR + 3.75%), 3/1/29		19,803	19,214,140
N-Able International Holdings II, LLC, Term Loan, 8.476%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,267	1,265,674

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
NortonLifeLock, Inc., Term Loan, 7.419%, (SOFR + 2.00%), 9/12/29		1,574	$ 1,569,411
Open Text Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 1/31/30		25,124	25,192,438
Panther Commercial Holdings, L.P., Term Loan, 9.669%, (SOFR + 4.25%), 1/7/28		20,895	20,922,298
Polaris Newco, LLC:
Term Loan, 7.714%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,499	8,814,731
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,949	2,792,207
Proofpoint, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 8/31/28		10,931	10,786,527
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29		16,951	13,884,263
RealPage, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/24/28		10,745	10,578,214
Red Planet Borrower, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 10/2/28		15,229	13,426,795
Redstone Holdco 2 L.P., Term Loan, 10.163%, (SOFR + 4.75%), 4/27/28		11,692	9,011,469
Sabre GLBL, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		5,850	4,855,448
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		3,753	3,115,222
Term Loan, 6/30/28(9)		3,513	2,933,074
Term Loan, 6/30/28(9)		1,000	850,000
Skillsoft Corporation, Term Loan, 10.558%, (SOFR + 5.25%), 7/14/28		10,367	9,602,188
SolarWinds Holdings, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/5/27		17,232	17,259,228
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27		23,250	23,162,894
Turing Midco, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 3/24/28		469	468,815
Ultimate Software Group, Inc. (The), Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26		45,685	45,491,371
Veritas US, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 9/1/25		7,620	6,437,716
Vision Solutions, Inc.:
Term Loan, 9.863%, (SOFR + 4.25%), 4/24/28		33,404	32,151,333
Term Loan - Second Lien, 4/23/29(9)		1,500	1,322,343
VS Buyer, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 2/28/27		13,825	13,759,906
			$ 767,255,599
Specialty Retail — 2.1%
Belron Finance US, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28		7,649	$ 7,664,235
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Belron Luxembourg S.a.r.l., Term Loan, 5.705%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,938,434
Boels Topholding B.V., Term Loan, 6.62%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	8,517,933
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(4)(12)		4,014	0
Term Loan, 0.00%, 12/31/24(4)(12)		4,866	0
Etraveli Holding AB, Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	8,581,395
Great Outdoors Group, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		27,390	27,361,398
Harbor Freight Tools USA, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 10/19/27		17,833	17,702,236
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29		2,646	2,636,412
Les Schwab Tire Centers, Term Loan, 8.478%, (SOFR + 3.25%), 11/2/27		13,901	13,883,941
LIDS Holdings, Inc., Term Loan, 10.868%, (SOFR + 5.50%), 12/14/26		5,220	4,946,246
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		15,909	15,664,345
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28		12,257	12,268,366
			$ 123,164,941
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.933%, (SOFR + 2.50%), 8/28/26		8,875	$ 8,870,812
			$ 8,870,812
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.419%, (SOFR + 2.00%), 1/15/27		13,517	$ 13,519,050
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 7.605%, (SOFR + 2.25%), 12/1/27		14,850	14,874,678
Term Loan, 7.755%, (SOFR + 2.50%), 6/22/28		26,082	26,125,231
DXP Enterprises, Inc., Term Loan, 10.444%, (SOFR + 5.25%), 12/23/27		7,889	7,928,510
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24		15,635	15,088,076
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		9,079	8,776,996
Patagonia Bidco Limited, Term Loan, 9.427%, (SONIA + 5.25%), 11/1/28	GBP	20,400	21,664,222

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
PEARLS (Netherlands) Bidco B.V., Term Loan, 7.214%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	$ 6,385,351
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28		43,618	36,965,933
SRS Distribution, Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 6/2/28		4,999	4,930,140
Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		4,267	4,218,567
Windsor Holdings III, LLC, Term Loan, 8/1/30(9)		10,600	10,555,830
			$ 171,032,584
Wireless Telecommunication Services — 0.3%
CCI Buyer, Inc., Term Loan, 12/17/27(9)		5,000	$ 4,905,000
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24		13,946	12,656,089
			$ 17,561,089
Total Senior Floating-Rate Loans (identified cost $5,016,177,778)			$4,745,675,510

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	51,888	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(13)	365,656,522	$ 365,656,522
Total Short-Term Investments (identified cost $365,656,522)		$ 365,656,522
Total Investments — 100.8% (identified cost $6,390,163,668)		$5,996,232,486
Less Unfunded Loan Commitments — (0.2)%		$ (9,340,092)
Net Investments — 100.6% (identified cost $6,380,823,576)		$5,986,892,394
Other Assets, Less Liabilities — (0.6)%		$ (41,128,207)
Net Assets — 100.0%		$5,945,764,187
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $788,546,815 or 13.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Affiliated company.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $7,004,978.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	295,807,294	EUR	270,766,698	Standard Chartered Bank	8/2/23	$ —	$ (1,900,795)
EUR	20,000,000	USD	21,985,972	Bank of America, N.A.	8/31/23	34,556	—
EUR	23,000,000	USD	25,318,237	Citibank, N.A.	8/31/23	5,371	—
EUR	22,000,000	USD	24,219,644	Citibank, N.A.	8/31/23	2,937	—
GBP	11,000,000	USD	14,137,534	Standard Chartered Bank	8/31/23	—	(18,720)
GBP	752,137	USD	959,271	State Street Bank and Trust Company	8/31/23	6,119	—
USD	46,926,397	EUR	43,600,000	Bank of America, N.A.	8/31/23	—	(1,078,355)
USD	46,920,912	EUR	43,600,000	Bank of America, N.A.	8/31/23	—	(1,083,839)
USD	45,888,095	EUR	42,616,815	Citibank, N.A.	8/31/23	—	(1,034,144)
USD	46,942,563	EUR	43,600,000	HSBC Bank USA, N.A.	8/31/23	—	(1,062,188)
USD	9,513,742	EUR	8,830,397	Standard Chartered Bank	8/31/23	—	(208,759)
USD	46,925,647	EUR	43,600,000	State Street Bank and Trust Company	8/31/23	—	(1,079,105)
USD	46,918,758	EUR	43,600,000	State Street Bank and Trust Company	8/31/23	—	(1,085,993)
USD	47,557,714	GBP	38,477,305	Citibank, N.A.	8/31/23	—	(1,829,008)
USD	299,015,092	EUR	270,766,698	Standard Chartered Bank	9/5/23	822,330	—
EUR	18,000,000	USD	20,224,278	Australia and New Zealand Banking Group Limited	9/29/23	—	(377,167)
EUR	17,000,000	USD	19,100,211	Standard Chartered Bank	9/29/23	—	(355,716)
EUR	42,000,000	USD	46,276,062	State Street Bank and Trust Company	9/29/23	33,865	—
USD	35,090,218	EUR	32,000,000	Bank of America, N.A.	9/29/23	—	(193,536)
USD	1,683,216	EUR	1,535,237	Standard Chartered Bank	9/29/23	—	(9,563)
USD	35,095,568	EUR	32,000,000	State Street Bank and Trust Company	9/29/23	—	(188,186)
USD	35,091,670	EUR	32,000,000	State Street Bank and Trust Company	9/29/23	—	(192,083)
USD	38,198,819	EUR	34,833,375	State Street Bank and Trust Company	9/29/23	—	(209,063)
						$905,178	$(11,906,220)

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $376,778,236, which represents 6.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$8,685,164	$ —	$ —	$ —	$2,436,550	$11,121,714	$ —	2,577
Short-Term Investments
Liquidity Fund, Institutional Class(4)	156,771,808	1,872,346,725	(1,663,462,011)	—	—	365,656,522	4,941,437	365,656,522
Total				$ —	$2,436,550	$376,778,236	$4,941,437
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 289,525,658	$ —	$ 289,525,658
Common Stocks	1,179,453	34,783,450	12,676,443	48,639,346
Corporate Bonds	—	519,432,765	—	519,432,765
Exchange-Traded Funds	17,866,440	—	—	17,866,440
Preferred Stocks	—	9,436,245	0	9,436,245
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,705,176,889	31,158,529	4,736,335,418
Warrants	—	—	0	0
Short-Term Investments	365,656,522	—	—	365,656,522
Total Investments	$384,702,415	$5,558,355,007	$43,834,972	$5,986,892,394
Forward Foreign Currency Exchange Contracts	$ —	$ 905,178	$ —	$ 905,178
Total	$384,702,415	$5,559,260,185	$43,834,972	$5,987,797,572
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (11,906,220)	$ —	$ (11,906,220)
Total	$ —	$ (11,906,220)	$ —	$ (11,906,220)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.